INCOME TAXES (Details Narrative) - 12 months ended Dec. 31, 2025	USD ($)	CAD ($)
Expiring in 2029 to 2045 [member]
IfrsStatementLineItems [Line Items]
Non-capital loss carry forward		$ 97,619,071
Expiring in 2040 to 2045 [member]
IfrsStatementLineItems [Line Items]
Non-capital loss carry forward	$ 8,056,735	$ 10,981,880